Federated Hermes Global Allocation Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—57.0%
		Communication Services—3.0%
5,569		Activision Blizzard, Inc.	$ 424,636
985	[1]	Adevinta ASA	7,368
10,736	[1]	Alphabet, Inc., Class A	966,884
9,447	[1]	Alphabet, Inc., Class C	853,064
42,488		America Movil S.A.B. de C.V.	43,634
15,078		AT&T, Inc.	285,125
11,550	[1]	Baidu, Inc.	199,584
689		Bharti Airtel Ltd.	6,201
580	[1]	Bilibili, Inc.	11,252
1,477		Cheil Communications, Inc.	22,303
710,000		China Tower Corp Ltd.	76,861
891		Cogent Communications Holdings, Inc.	57,683
5,784	[1]	E.W. Scripps Co.	72,994
482		Elisa Communications Oyj	27,368
5,898		Etihad Etisalat Co.	61,386
4,841		Fox Corp.	169,532
516	[1]	Frontier Communications Parent, Inc.	14,118
59,000		HKT Trust and HKT Ltd.	76,655
1,497		Info Edge India Ltd.	63,237
27,900		Intouch Holdings Public Co. Ltd.	55,829
300		KDDI Corp.	8,782
492	[1]	Krafton, Inc.	62,911
14,800	[1]	Kuaishou Technology	98,991
7,112		LG Uplus Corp.	59,434
2,162		Lumen Technologies, Inc.	7,351
2,063	[1]	Meta Platforms, Inc.	360,901
21,483	[1]	Mobile Telecommunications Co. Saudi Arabia	59,354
11,878		NetEase, Inc.	184,807
110		NHN Corp.	17,245
7,293		Paramount Global, Class B	156,216
503	[1]	Pearl Abyss Corp.	16,999
6,901		Quebecor, Inc., Class B	163,257
1,898	[1]	Qurate Retail, Inc.	4,005
8,849		Saudi Telecom Co.	82,799
178		Scout24 SE	9,774
69,500		SoftBank Corp.	784,784
6,340		Spark New Zealand Ltd.	19,583
118		Swisscom AG	72,693
1,854		Tegna, Inc.	32,260
126,077		Telefonica Deutschland Holding AG	382,803
2,373		Telenor ASA	26,622
15,795		Telstra Group Ltd.	44,185
27,796		Tencent Holdings Ltd.	1,221,400
27,769		TIM S.A./Brazil	65,027

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
1,255	[1]	T-Mobile USA, Inc.	$ 178,436
4,979		Universal Music Group	117,646
8,852		Verizon Communications, Inc.	343,546
21,310		Vivendi SA	219,345
1,719		Vodacom Group Ltd.	11,858
687		Wiley (John) & Sons, Inc., Class A	30,565
19,055		WPP Plc	234,208
25,100		Yahoo Japan Corp.	67,968
15,169	[1]	ZoomInfo Technologies, Inc.	366,635
		TOTAL	9,008,104
		Consumer Discretionary—7.4%
1,446		Academy Sports and Outdoors, Inc.	85,531
671		Adidas AG	100,454
67,208	[1]	Alibaba Group Holding Ltd.	738,518
16,000	[1]	Alibaba Health Information Technology Ltd.	11,498
15,846	[1]	Amazon.com, Inc.	1,493,169
1,400		Anta Sports Products Ltd.	18,495
568	[1]	Aptiv Plc	66,047
51	[1]	Asbury Automotive Group, Inc.	11,582
323,200		Asset World Corp PCL	53,921
1,070		Bayerische Motoren Werke AG	110,599
1,517		Block (H&R), Inc.	55,826
4,124		Bloomin Brands, Inc.	107,636
6,550		BorgWarner, Inc.	329,334
1,244	[1]	Bowlero Corp.	19,133
4,872	[1]	Bright Horizons Family Solutions, Inc.	384,109
7,730		Burberry Group Plc	228,824
5,570		BYD Co. Ltd.	149,619
1,800		BYD Co. Ltd.	67,674
3,784	[1]	Caesars Entertainment Corp.	192,076
1,393		Canadian Tire Corp. Ltd.	173,643
240	[1]	Cavco Industries, Inc.	68,400
2,596		Cheesecake Factory, Inc.	97,194
29,426		Chongqing Changan Automobile Co. Ltd.	56,770
1,118	[1]	Churchill capital Corp. IV	10,207
1,698		Cie Financiere Richemont SA	254,766
451		Coway Co. Ltd.	18,186
479	[1]	Crocs, Inc.	58,299
777	[1]	Dave & Buster’s Entertainment, Inc.	31,096
84		D’Ieteren Group	16,270
181		Dillards, Inc., Class A	64,510
912		Dollarama, Inc.	52,681
108,000		Dongfeng Motor Group Co. Ltd.	55,153
122	[1]	Dorman Products, Inc.	11,350
1,446		Eicher Motors Ltd.	54,296
4,548	[1]	Everi Holdings, Inc.	86,367
30		F&F Co. Ltd.	3,142
564	[1]	Flutter entertainment Plc	90,800
8,301		Ford Motor Co.	100,193

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,579		Ford Otomotiv Sanayi A.S.	$ 45,837
695	[1]	Fox Factory Holding Corp.	81,663
2,697	[1]	Frontdoor, Inc.	76,190
6,928		General Motors Co.	268,391
495		Gentex Corp.	14,132
1,671	[1]	G-III Apparel Group Ltd.	27,764
356	[1]	Golden Entertainment, Inc.	14,635
12,000		Gree Electric Appliances, Inc. of Zhuhai	61,363
1,591	[1]	Green Brick Partners, Inc.	49,639
457		Group 1 Automotive, Inc.	101,029
90,000		Guangzhou Automobile Group Co. Ltd.	57,304
257,000	[1]	Haichang Ocean Park Holdings Ltd.	62,510
26,000		Haidilao International Holding Ltd.	71,817
16,700		Haier Smart Home Co. Ltd.	63,207
25,400		Haier Smart Home Co. Ltd.	89,721
1,716		Hankook Tire Co. Ltd.	48,174
283		Harley-Davidson, Inc.	13,457
257		Hermes International	464,905
6,454		Hilton Worldwide Holdings, Inc.	932,668
4,002		Home Depot, Inc.	1,186,753
159		Hyundai Mobis	25,493
97		Hyundai Motor Co.	12,893
3,342		Indian Hotels Co. Ltd.	12,531
27,139		Industria de Diseno Textil SA	833,539
2,416		International Game Technology Plc	64,169
1,555		Jarir Marketing Co.	61,195
10,381	[1]	JD.com, Inc.	230,825
1		Jubilant Foodworks Ltd.	5
786		Jumbo S.A.	15,669
7,123	[1]	Just Eat Takeaway.com NV	155,142
686		KB HOME	24,195
1,973		Kia Corp.	112,044
9,000	[1]	Koolearn Technology Holding Ltd.	51,067
2,309		La Francaise des Jeux SAEM	91,262
123		Lear Corp.	17,177
144		Lennar Corp., Class A	13,931
158		LG Electronics, Inc.	13,240
100	[1]	Li Auto, Inc.	1,181
4,000		Li Ning Co. Ltd.	34,380
2,108		LKQ Corp.	120,767
3,925		Lowe’s Cos., Inc.	807,569
226		LVMH Moet Hennessy Louis Vuitton SA	188,154
16,815	[1]	Meituan	290,528
1,050	[1]	Meritage Corp.	114,692
8,033		MGM Resorts International	345,499
67,900		Minor International PCL	64,308
2	[1]	Modine Manufacturing Co.	49
6,210	[1]	Mohawk Industries, Inc.	638,699
2,000		Momo.com, Inc.	51,709

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,270		Movado Group, Inc.	$ 43,967
5,056		Mr. Price Group Ltd.	41,916
141		Murphy USA, Inc.	35,968
463		Naspers Ltd., Class N	81,915
75		Next Plc	6,159
1,130	[1]	NIO, Inc.	10,528
4,458		OPAP S.A.	69,181
1,945	[1,2]	Ozon Holdings Plc, ADR	0
136		Page Industries Ltd.	62,425
18,200		Pan Pacific International Holdings Corp.	331,968
77,800		Panasonic Holdings Corp.	678,176
751		Patrick Industries, Inc.	54,710
22,231		Pearson Plc	245,377
58,000		Pou Chen Corp.	63,703
730	[1]	Prosus NV	52,258
88,600		PTT Oil & Retail Business PCL	54,890
3,213		Pulte Group, Inc.	175,655
10,864		Puma AG Rudolf Dassler Sport	694,081
8,343		PVH Corp.	669,442
533	[1]	QuantumScape Corp.	5,101
1,089	[1]	Rivian Automotive, Inc.	21,018
27,800		SAIC Motor Corp. Ltd.	60,156
28,800		Sekisui Chemical Co.	385,994
20,700		Sekisui House Ltd.	392,147
83	[1]	Skyline Corp.	5,678
7,490		Sodexo SA	694,831
821	[1]	Target Hospitality Corp.	12,175
97,100		TCL Corp.	62,058
5,444	[1]	Tesla, Inc.	1,119,885
64,264	[1]	The Lottery Corp.	224,032
41,969		The Wendy’s Co.	921,639
108		Thor Industries, Inc.	9,827
2,886		Titan Industries Ltd.	82,698
2,231		TJX Cos., Inc.	170,895
921		Travel + Leisure Co.	38,636
3,814		Trent Ltd.	58,722
324	[1]	Tri Pointe Homes, Inc.	7,724
2,120		Tube Investments of India Ltd.	71,085
691	[1]	Ulta Beauty, Inc.	358,491
3,675		Upbound Group, Inc.	98,674
17,263		Vibra Energia SA	48,768
1,471		Wyndham Hotels & Resorts, Inc.	113,296
1,112	[1,3]	XPEL, Inc.	74,293
30,000		Yadae Group Holdings Ltd.	64,274
2,604		Yum China Holding, Inc.	152,933
12,775		Zhongsheng Group Holdings	63,689
9,100	[1]	Zomato Ltd.	5,865
		TOTAL	22,347,342

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—3.7%
402		Albertsons Cos., Inc.	$ 7,992
16,736		Altria Group, Inc.	777,053
37,951		Ambev SA	97,062
2,931		Anheuser-Busch InBev NV	177,730
4,094		Archer-Daniels-Midland Co.	325,882
4,000		Asahi Group Holdings Ltd.	141,471
1,616	[1]	Avenue Supermarts Ltd.	67,150
94		BGF Retail Co. Ltd./New	12,834
3,923		Bid Corp. Ltd.	85,994
10,277		BIM Birlesik Magazalar AS	73,821
1,094		Cal-Maine Foods, Inc.	62,139
5,742		Campbell Soup Co.	301,570
1,669		CCL Industries, Inc., Class B	80,276
142	[1]	Chefs Warehouse, Inc.	4,622
1,000		China Mengniu Dairy Co. Ltd.	4,395
1		Chocoladefabriken Lindt & Sprungli AG	110,713
3		Chocoladefabriken Lindt & Sprungli AG	32,836
172		Coca-Cola Bottling Co.	95,778
58		Coca-Cola Europacific Partners Plc	3,190
9,419		Coca-Cola Femsa S.A.B. de C.V.	68,077
17,601		Diageo Plc	748,463
1,281		Edgewell Personal Care Co.	54,699
1		Empire Co. Ltd., Class A	27
46,368		Endeavour Group Ltd.	212,931
265		Fomento Economico Mexicano, SA de C.V.	2,441
450		Fresh Del Monte Produce, Inc.	14,076
159		George Weston Ltd.	19,920
13,588		Grupo Bimbo S.A.B. de CV, Class A	64,782
20,800		Guangdong Wens Foodstuff Group Co. Ltd.	59,265
3,913	[1]	HelloFresh SE	87,948
4,500		Hengan International Group Co. Ltd.	20,696
443		Henkel AG & Co. KGAA	30,666
684		Hindustan Lever Ltd.	20,329
30,285		Imperial Brands Plc	729,883
59		Ingles Markets, Inc., Class A	5,275
386		Inter Parfums, Inc.	46,478
22,416		ITC Ltd.	102,029
17,280		JBS S.A.	63,338
960		Jeronimo Martins SGPS SA	19,719
537		Kerry Group Plc	51,390
924		Kesko	20,095
33,400		Kirin Holdings Co. Ltd.	500,149
9,118		Koninklijke Ahold NV	289,323
1,134		Korea Tobacco & Ginseng Corp.	75,954
5,664		Kraft Heinz Co./The	220,556
9,643		Kroger Co.	415,999
100		Kweichow Moutai Co. Ltd.	26,086
2,746		Loblaw Cos. Ltd.	234,673
1,729		L’Oreal SA	684,307

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
16,524		Mondelez International, Inc.	$ 1,077,034
1,400		Mowi ASA	24,203
9,100		Muyuan Foodstuff Co. Ltd.	64,943
1,215		Nahdi Medical Co	60,335
303		Nestle India Ltd.	68,270
6,749		Nestle S.A.	759,715
2,544		Orkla ASA	17,107
15,800		Perlis Plantations Bhd	61,619
102		PriceSmart, Inc.	7,111
7,874		Procter & Gamble Co.	1,083,147
15,537		Raia Drogasil S.A.	67,306
221		Salmar ASA	9,186
439		Sanfilippo (John B. & Sons), Inc.	39,409
5,502		Shoprite Holdings Ltd.	66,644
144		SpartanNash Co.	3,853
441	[1]	Sprouts Farmers Market, Inc.	13,358
200		Suntory Beverage and Food Ltd.	7,021
34,300		Thai Union Frozen Products Public Co. Ltd.	15,431
134		The Anderson’s, Inc.	6,114
41,166		Tingyi (Cayman Isln) Hldg Co.	66,480
10,300		Tongwei Co. Ltd.	62,076
8,000		Tsingtao Brewery Co. Ltd.	78,852
4,000		Tsingtao Brewery Co. Ltd.	64,153
241	[1]	United Natural Foods, Inc.	9,816
8,590		Universal Robina Corp.	21,164
4,805		Varun Beverages Ltd.	76,440
1,925	[1]	Veru, Inc.	7,613
12,000		Vinda International Holdings Ltd.	33,019
3,730		Wal-Mart de Mexico SAB de C.V.	14,699
69		Weis Markets, Inc.	5,274
		TOTAL	11,243,474
		Energy—3.8%
1,069		Aker BP ASA	28,590
165		Ampol Ltd.	3,654
8,834		Baker Hughes a GE Co. LLC	270,320
179,460		BP Plc	1,185,044
1,516		Cactus, Inc.	69,660
6,444		Cheniere Energy, Inc.	1,013,899
2,316		Chevron Corp.	372,343
80,000		China Coal Energy Co.	61,852
72,000		China Petroleum & Chemical Corp.	36,654
24,482		Coal India Ltd.	63,556
11,584		ConocoPhillips	1,197,206
2,430		CVR Energy, Inc.	77,104
314		Delek US Holdings, Inc.	7,903
31,700		ENEOS Holdings, Inc.	109,492
3,930		Eni SpA	55,625
3,234		Equinor ASA	98,705
5,047		Exxaro Resources Ltd.	55,238

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
24,426		Exxon Mobil Corp.	$ 2,684,662
1,700		Galp Energia SGPS SA	20,786
2,463		Helmerich & Payne, Inc.	103,643
1,138		Hyundai Robotics Co. Ltd.	51,018
9,084		Imperial Oil Ltd.	449,307
1,299		International Seaways, Inc.	66,821
1,698		Liberty Energy, Inc.	25,894
4,662		Magnolia Oil & Gas Corp.	101,865
3,412		Marathon Oil Corp.	85,812
2,338		Marathon Petroleum Corp.	288,977
820		Matador Resources Co.	44,108
416		Murphy Oil Corp.	16,232
1,434		Neste Oyj	69,093
499		OMV AG	24,281
2,298		PBF Energy, Inc.	100,446
99,177		PetroChina Co. Ltd.	50,631
22,955		Petroleo Brasileiro SA	126,055
12,300		Petronas Dagangan	57,634
435	[1]	ProFrac Holding Corp.	8,322
142,400		PT Adaro Energy	27,916
30,000		PT United Tractors	54,780
13,200		PTT Exploration and Production Public Co.	55,972
7,338		Reliance Industries Ltd.	205,837
3,054		Repsol SA	48,262
8,717		RPC, Inc.	76,448
254		Saudi Arabian Oil Co. (Aramco)	2,151
1,142		Scorpio Tankers, Inc.	68,931
2,687		SM Energy Co.	79,293
14,047		Suncor Energy, Inc.	472,111
12,123	[2]	Tatneft	0
9,106		TotalEnergies SE	563,261
431		Tupras Turkiye Petrol Rafinerileri A.S.	13,445
22,935		Ultrapar Participacoes SA	57,738
6,317		VAALCO Energy, Inc.	29,627
1,269		Valero Energy Corp.	167,165
10,581		Woodside Energy Group Ltd.	257,076
24,606		Yankuang Energy Group Co. Ltd., Class H	74,102
700		Yanzhou Coal Mining Co. Ltd.	3,598
		TOTAL	11,340,145
		Financials—9.7%
1,413		AB Industrivarden	38,840
7,982		ABSA Group Ltd.	86,175
58,111		Aegon NV	302,736
546		Ageas	24,677
3,619		AIB Group Plc	15,484
1,305		Al Rajhi Bank	24,413
3,067		Ameriprise Financial, Inc.	1,051,582
1,862		Ameris Bancorp	89,134
21,681		Assicurazioni Generali SpA	428,936

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
504		Atlantic Union Bankshares Corp.	$ 18,880
137,068		Aviva Plc	734,647
22,787		AXA SA	718,456
1,546		Axis Bank Ltd.	15,800
43,918		B3 SA - Brasil Bolsa Balcao	88,500
495		Bajaj Finance Ltd.	36,569
19,048		Banco Bradesco SA	42,350
169,953		Banco de Chile	17,659
2,118		Banco de Credito E Inversiones	66,278
31,048		Banco de Oro	69,127
17,025		Banco del Bajio SA	65,052
1,565,195		Banco Santander Chile SA	66,358
2,927	[1]	Bancorp, Inc., DE	101,245
41,566		Bank Hapoalim BM	347,467
2,068		Bank Leumi Le-Israel	16,070
38,645		Bank of America Corp.	1,325,524
245,388		Bank of China Ltd.	90,035
126,456		Bank of Communications Ltd.	74,752
28,200		Bank of Hangzhou Co. Ltd.	49,257
3,622		Bank of Ireland Group Plc	39,920
500		Bank of Jiangsu Co. Ltd.	518
43		Bank of Nova Scotia, Toronto	2,125
36,310		Bank of The Philippine Islands	71,945
352		Bank Pekao SA	7,083
283		Bank Zachodni WBK S.A.	19,002
10,191		BB Seguridade Participacoes SA	66,591
784	[1]	Berkshire Hathaway, Inc., Class B	239,261
16,227		BGC Partners, Inc., Class A	78,863
39,000		BOC Hong Kong (Holdings) Ltd.	132,236
55,349	[1]	Bright Health Group, Inc.	48,154
1,692		Brightsphere Investment Group, Inc.	42,418
784		Brookline Bancorp, Inc.	10,161
2,510	[1]	BRP Group, Inc.	72,137
1,307		Bupa Arabia For Cooperative Insurance Co.	53,809
108,000		Chang Hwa Bank	61,715
434,000		China Cinda Asset Management Co. Ltd.	56,371
92,000		China CITIC Bank Corp. Ltd.	42,540
296,501		China Construction Bank Corp.	181,248
26,000		China Everbright Bank Co. Ltd.	7,485
10,200		China Insurance International Holdings Co. Ltd.	12,061
6,100		China Life Insurance Co. Ltd.	31,400
7,045		China Merchants Bank Co. Ltd.	38,318
179,000		China Minsheng Banking Corp. Ltd.	61,796
31,400		China Pacific Insurance Group Co. Ltd.	83,175
132,422		Chinatrust Financial Holding Co. Ltd.	98,546
64,500		CIMB Group Holdings Berhad	80,654
5,536		Citigroup, Inc.	280,620
27,438		Citizens Financial Group, Inc.	1,145,811
27,735		Commerzbank AG, Frankfurt	337,949

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
6,288		Commonwealth Bank of Australia	$ 425,463
3,295		ConnectOne Bancorp, Inc.	79,904
21,082		Corebridge Financial, Inc.	426,278
64,600		Daiwa Securities Group, Inc.	308,851
2,789		Danske Bank A/S	64,757
12,973		DBS Group Holdings Ltd.	329,092
8,290		Deutsche Bank AG	103,434
192		Deutsche Boerse AG	33,503
8,827		Discover Financial Services	988,624
3,148		DNB Bank ASA	62,929
108	[1]	Encore Capital Group, Inc.	5,581
931	[1]	Enova International, Inc.	45,386
26,944		EQT AB	601,948
20,636		Equitable Holdings, Inc.	648,383
1,164		Erste Group Bank AG	45,740
2,456		Essent Group Ltd.	105,485
712		Everest Re Group Ltd.	273,387
34	[1]	F&G Annuities & Life, Inc.	693
1,169		Fairfax Financial Holdings Ltd.	817,289
43,830		FinecoBank Banca Fineco SPA	757,655
8,178		First American Financial Corp.	464,347
5,955		First BanCorp	86,407
2,132		First Merchants Corp.	87,241
32,343		FirstRand Ltd.	115,393
677		Gjensidige Forsikring ASA	12,014
21,182		Great-West Lifeco, Inc.	577,945
2,178	[1]	Green Dot Corp.	41,230
337		Groupe Bruxelles Lambert SA	28,297
2,392		Grupo Financiero Banorte S.A. de C.V.	20,248
34,235		Grupo Financiero Inbursa, S.A. de C.V., Class O	71,552
1,853		Hana Financial Holdings	63,489
1,834		Hancock Whitney Corp.	90,086
1,519		Hong Kong Exchanges & Clearing Ltd.	60,891
3,100		Hong Leong Bank Berhad	14,186
3,478		Housing Development Finance Corp. Ltd.	109,706
93,030		HSBC Holdings Plc	711,418
106,510		Hua Nan Financial Holdings Co. Ltd.	79,623
30,036		Huntington Bancshares, Inc.	460,152
10,037		ICICI Bank Ltd.	103,743
3,995		ICICI Lombard General Insurance Co. Ltd.	53,376
781		IGM Financial, Inc.	23,765
321,813		Industrial & Commercial Bank of China	160,667
14,480	[1]	Investment AB Kinnevik	215,139
2,640		James River Group Holdings Ltd.	63,624
9,300		Japan Exchange Group, Inc.	138,547
2,622		KB Financial Group, Inc.	101,599
847		KBC Groupe	63,360
1,420		Komercni Banka A.S.	47,902
2,980		Lazard Ltd., Class A	111,333

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
3,820		Loews Corp.	$ 233,364
954		Mahindra and Mahindra Ltd.	14,711
11,694		Manulife Financial Corp.	231,223
3,668	[1]	MBIA Insurance Corp.	50,582
22,789		Mediobanca Spa	243,377
1,608		Meritz Finance Holdings Co.	54,544
607	[1]	Metropolitan Bank Holding Corp.	33,877
8,124		MFA Financial, Inc.	87,008
1,421		Muenchener Rueckversicherungs-Gesellschaft AG	490,114
12,858		National Australia Bank Ltd., Melbourne	259,257
12,598		Natwest Group Plc	44,267
5,165		Navient Corp.	93,228
6,051		Nedbank Group Ltd.	75,902
3,007		OFG Bancorp.	91,473
4,077		Old National Bancorp	72,041
45,300		ORIX Corp.	810,778
1,157		OTP Bank RT	35,110
38,985		Oversea-Chinese Banking Corp. Ltd.	366,181
8	[1]	Palomar Holdings, Inc.	480
200,000		People’s Insurance, Co. (Group) of China Ltd.	63,178
86,000		PICC Property and Casualty Co. Ltd., Class H	75,489
19,400		Ping An Bank Co. Ltd.	38,460
17,682		Ping An Insurance (Group) Co. of China Ltd.	120,123
117,000		Postal Savings Bank of China Co. Ltd.	70,206
82,400		Postal Savings Bank of China Co. Ltd.	53,618
8,887		Powszechny Zaklad Ubezpieczen SA	73,118
813		Preferred Bank Los Angeles, CA	57,235
2,420		Principal Financial Group, Inc.	216,735
1,854	[1]	PROG Holdings, Inc.	45,831
10,260		Prudential Financial, Inc.	1,026,000
40		PT Bank Central Asia	23
70,600		Public Bank Berhad	64,964
4,197		QBE Insurance Group Ltd.	42,568
24,179		Regions Financial Corp.	563,854
2,632		Royal Bank of Canada	267,231
1,625		Sampo Oyj, Class A	79,063
4,589		Sanlam Ltd.	14,953
6,108		SBI Cards and Payment Services Ltd.	55,467
1,412		Shinhan Financial Group Co. Ltd.	41,401
124,233		Sinopac Holdings Co.	69,937
1	[1]	Siriuspoint Ltd.	7
12,823		SLM Corp.	184,395
52		Sofina	12,957
1,347		South State Corp.	108,676
375		St. James’s Place Capital Plc	5,768
10,059		Standard Bank Group Ltd.	100,552
13,177		State Bank of India	83,331
2,705		Stellar Bancorp, Inc.	79,121
62,100		Suncorp Group Ltd.	536,694

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
20,936		Synchrony Financial	$ 747,625
94,860		Taiwan Cooperative Financial Holding Co. Ltd.	82,725
7,412		The Hartford Financial Services Group, Inc.	580,211
25,467		UBS Group AG	552,552
3,300		United Overseas Bank Ltd.	73,187
356		WestAmerica Bancorp.	19,623
4,345		Woori Financial Group, Inc.	39,992
108,151		Yuanta Financial Holding Co. Ltd.	80,765
200		Zurich Insurance Group AG	94,789
		TOTAL	29,421,518
		Health Care—6.4%
12,409		Abbott Laboratories	1,262,243
9,856	[1,2]	Achillion Pharmaceuticals, Inc.	4,534
311	[1]	Addus Homecare Corp.	33,787
1	[1]	ADMA Biologics, Inc.	4
5,004		Agilent Technologies, Inc.	710,418
1,864		Alcon, Inc.	126,713
10,635	[1]	Alector, Inc.	90,823
820	[1]	AMN Healthcare Services, Inc.	73,808
275	[1]	Amphastar Pharmaceuticals, Inc.	8,761
18	[1]	Antigenics, Inc.	37
4,451	[1]	Arcus Biosciences, Inc.	81,053
185	[1]	Argenx SE	66,960
200		Asahi Intecc Co. Ltd.	3,398
168		AstraZeneca Plc	21,947
671	[1]	Avanos Medical, Inc.	18,835
1,145	[1]	Avantor, Inc.	27,904
100,000		Bangkok Dusit Medical Services Public Co. Ltd.	79,218
5,067	[1]	Biohaven Ltd.	77,424
4	[1]	BioNano Genomics, Inc.	5
5,100		Bumrungrad Hospital Public Co.	30,438
812		Cardinal Health, Inc.	61,477
793		Carl Zeiss Meditec AG	106,010
7	[1]	Catalyst Pharmaceutical Partners, Inc.	107
74		Celltrion, Inc.	8,103
82,500		China Resources Pharmaceutical Group Ltd.	67,778
116,000		China Traditional Chinese Medicine Holdings Co. Ltd.	60,148
1,113		CIGNA Corp.	325,107
4,914	[1]	Cogent Biosciences, Inc.	65,012
532	[1]	Corvel Corp.	95,909
6,214		CVS Health Corp.	519,118
5,072		Danaher Corp.	1,255,472
1,827		Divi’s Laboratories Ltd.	62,632
9,100	[1]	Edgewise Therapeutics, Inc.	87,178
110		Elevance Health, Inc.	51,664
6,740	[1]	Emergent BioSolutions, Inc.	83,441
473		Ensign Group, Inc.	42,324
851	[1]	EQRx, Inc.	1,923
1,956		Fisher & Paykel Healthcare Corp. Ltd.	31,381

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
53,213		GSK Plc	$ 905,187
161		HCA Healthcare, Inc.	39,195
2,911	[1]	HilleVax, Inc.	49,050
1	[1]	Hims & Hers Health, Inc.	11
8,600		Huadong Medicine Co. Ltd.	59,467
4,617		Hypermarcas SA	36,730
11	[1]	Immunogen, Inc.	43
4,531	[1]	Immunovant, Inc.	79,157
214	[1]	Inari Medical, Inc.	12,040
5,158	[1]	Incyte Genomics, Inc.	397,063
3,948	[1]	Intercept Group, Inc.	79,671
396	[1]	iTeos Therapeutics, Inc.	7,013
870		Johnson & Johnson	133,336
1,675		Koninklijke Philips NV	27,310
1,202	[1]	Lantheus Holdings, Inc.	88,900
293		LeMaitre Vascular, Inc.	14,682
525	[1]	Medpace Holdings, Inc.	101,787
2,825		Medtronic Plc	233,910
14,102		Merck & Co., Inc.	1,498,196
1,954		Merck KGAA	370,573
325	[1]	Mettler-Toledo International, Inc.	465,956
577	[1]	ModivCare, Inc.	56,656
4,009	[1]	Motion Acquisition Corp.	36,682
5	[1]	Nektar Therapeutics	7
1,593	[1]	NextGen Healthcare, Inc.	28,849
5,937		Novartis AG	499,460
4,963		Novo Nordisk A/S	702,401
665	[1]	Option Care Health, Inc.	20,396
361		Orion Oyj	17,002
1,903		Owens & Minor, Inc.	29,173
1	[1]	Pacific Biosciences of California, Inc.	9
217		Patterson Cos., Inc.	5,755
45	[1]	Prime Medicine, Inc.	739
6,885	[1,2]	Progenics Pharmaceuticals, Inc.	0
2,991	[1]	Progyny, Inc.	112,342
11,117	[1]	Qiagen NV	510,826
3,034	[1]	Qiagen NV	139,737
1,877		Quest Diagnostics, Inc.	259,702
4,114	[1]	REGENXBIO, Inc.	91,536
2,661	[1]	Repligen Corp.	463,999
2		Roche Holding AG	618
8	[1]	Sangamo BioSciences, Inc.	24
7,829		Sanofi	733,084
1	[1]	Scilex Holding Co.	9
2,589		SD Biosensor, Inc.	44,928
41,200		Shandong Weigao Group Medical Polymer Co. Ltd.	66,450
7,000		Shanghai Fosun Pharmaceutical Co. Ltd.	20,453
35,700		Shanghai Pharmaceuticals Holding Co. Ltd.	62,946
363	[1]	Shockwave Medical, Inc.	69,057

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
134,000		Sino Biopharmaceutical Ltd.	$ 69,111
28,939		Sinopharm Group Co. Ltd.	77,423
983	[1]	SK Bioscience Co. Ltd.	51,646
18,754		Sonic Healthcare Ltd.	405,765
3,004		Sonova Holding AG	735,435
396	[1]	Staar Surgical Co.	21,934
7,494		Sun Pharmaceutical Industries Ltd.	86,844
5,000		Sysmex Corp.	299,638
20,000		Terumo Corp.	537,725
4	[1]	Tg Therapeutics, Inc.	64
3,734	[1]	Theseus Pharmaceuticals, Inc.	34,652
1	[1]	Travere Thrapeutics, Inc.	22
428		UCB SA	36,824
3,516		UnitedHealth Group, Inc.	1,673,405
833	[1]	Vertex Pharmaceuticals, Inc.	241,812
18,455		Viatris, Inc.	210,387
1,706	[1]	Vir Biotechnology, Inc.	38,897
799	[1]	Waters Corp.	248,401
174		West Pharmaceutical Services, Inc.	55,163
7,500	[1]	WuXi PharmaTech, Inc.	52,305
2,374		Zoetis, Inc.	396,458
		TOTAL	19,489,122
		Industrials—6.9%
142		A P Moller-Maersk A/S	325,075
175		A.P. Moller-Maersk A/S, Class B	407,762
1,808		ABB India Ltd.	70,331
529		Alexander and Baldwin, Inc.	35,184
89,788		Alfa, S.A. de C.V., Class A	58,889
2,165		Allison Transmission Holdings, Inc.	102,837
3,412		Ametek, Inc.	483,003
235		Apogee Enterprises, Inc.	10,754
842		Applied Industrial Technologies, Inc.	120,288
1,021		ArcBest Corp.	98,220
847		Ashtead Group Plc	56,010
921	[1]	Atkore, Inc.	134,484
4,242	[1]	Auckland International Airport Ltd.	22,917
72,995		Aurizon Holdings Ltd.	162,396
4		Barrett Business Services, Inc.	384
170	[1]	Beacon Roofing Supply, Inc.	11,050
55,535		Bharat Electronics Ltd.	63,623
5,463		Bidvest Group Ltd.	69,374
78	[1]	BlueLinx Holdings, Inc.	6,582
1,429		Boise Cascade Co.	98,758
1,168		Brambles Ltd.	10,104
3,299		Brenntag AG	249,120
387	[1]	Builders Firstsource, Inc.	32,810
2,577		Bunzl Plc	91,758
7,591		Carrier Global Corp.	341,823
2,828		Caterpillar, Inc.	677,447

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
2,175	[1]	CBIZ, Inc.	$ 108,946
47,549		China COSCO Holdings Co. Ltd., Class H	49,360
136,000		China Energy Engineering Corp. Ltd.	46,612
38,768		China Railway Group Ltd.	20,195
55,100		China Railway Group Ltd.	47,922
12,000		China Southern Airlines Co. Ltd.	8,751
64,900		China State Construction Engineering Corp. Ltd.	52,507
44,000		China State Construction International Holdings Ltd.	50,043
21,687		Cia de Concessoes Rodoviarias	45,524
1,652		Cintas Corp.	724,352
1,000		Citic Pacific Ltd.	1,103
15,000		CK Hutchison Holdings Ltd.	89,569
47,404		CNH Industrial NV	776,772
622		Comfort Systems USA, Inc.	90,464
2,508		Costamare, Inc.	26,334
742		CRA International, Inc.	92,357
26,769		CSX Corp.	816,187
8,400		Dai Nippon Printing Co. Ltd.	226,074
2,900		Daifuku Co.	157,818
4,103		Dassault Aviation SA	705,792
1,142		Deere & Co.	478,772
2,101		Doosan Bobcat, Inc.	60,059
864		Emcor Group, Inc.	144,478
361		Encore Wire Corp.	69,677
4,842		Epiroc AB	93,129
14,490		Epiroc AB	238,273
6,000		Evergreen Marine Corp., Taiwan Ltd.	30,706
1,548		Fortive Corp.	103,190
51		Forward Air Corp.	5,264
16,928		GEA Group AG	745,093
112		General Dynamics Corp.	25,526
412	[1]	GMS, Inc.	25,013
6,134		GrafTech International Ltd.	34,657
35,885		Groupe Eurotunnel SE	603,772
4,606		Grupo Aeroportuario del Pacifico SA, Class B	87,377
1,965		H&E Equipment Services, Inc.	109,057
2,319		Hillenbrand, Inc.	109,318
186	[1]	Hub Group, Inc.	17,062
2,931		Hunt (J.B.) Transportation Services, Inc.	529,895
631	[1]	Huron Consulting Group, Inc.	44,290
755		IDEX Corp.	169,860
1,391		IMCD Group NV	219,948
8,137		Indian Railway Catering & Tourism Corp. Ltd.	59,950
8,500		Itochu Corp.	253,995
618	[1]	JELD-WEN Holding, Inc.	8,127
522		Kingspan Group Plc	33,971
1,148		Kone Corp. OYJ, Class B	59,501
300		Kongsberg Gruppen ASA	12,481
106		Korea Aerospace Industry	3,606

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,574		Korean Air Co. Ltd.	$ 26,994
1,810		Korn Ferry	101,161
26,600		Kubota Corp.	401,516
1,563		Kuehne & Nagel International AG	399,615
2,190		Lockheed Martin Corp.	1,038,629
973	[1]	Masonite International Corp.	86,402
47,600		Mitsubishi Electric Corp.	534,413
15,600		MonotaRO Co. Ltd.	212,021
1,227	[1]	MRC Global, Inc.	13,742
1,593		Mueller Industries, Inc.	117,834
53	[1]	MYR Group, Inc.	6,392
27,163		NIBE Industrier AB	280,448
1,061		Northrop Grumman Corp.	492,421
8,390	[1]	NuScale Power Corp.	86,836
2		nVent Electric Plc	92
204		Old Dominion Freight Lines, Inc.	69,209
3,000		Orient Overseas International Ltd.	48,134
4,778		OshKosh Truck Corp.	426,150
3,110		Otis Worldwide Corp.	263,168
12,559		Pan Ocean Co. Ltd.	59,948
3,152		Parker-Hannifin Corp.	1,109,031
1,176		Promotora y Operadora de Infraestructura SAB de CV	11,470
8,900		Recruit Holdings Co. Ltd.	240,165
12,351		Relx Plc	371,303
1,214		Robert Half International, Inc.	97,873
374		Ryder System, Inc.	36,618
1,160		S1 Corp.	49,400
4,800		SG Holdings Co. Ltd.	69,182
484		SK Holdings Co. Ltd., Class A	65,196
11,433		Smiths Group Plc	242,477
576	[1]	Sterling Construction Co., Inc.	22,153
19,000		TBEA Co. Ltd.	58,950
1,821		Terex Corp.	107,821
682		TFI International, Inc.	83,224
2,076		Thales SA	290,072
3,614		Thomson Reuters Corp.	437,706
1,745	[1]	Titan International, Inc.	21,655
1,234	[1]	Titan Machinery, Inc.	56,505
948		Toromont Industries Ltd.	78,188
1,300		Toto Ltd.	43,455
1,080	[1]	TriNet Group, Inc.	89,500
454		UFP Industries, Inc.	38,831
1,115		Universal Truckload Services, Inc.	33,116
114		Veritiv Corp.	17,264
3,996		Wabtec Corp.	416,903
1,601		Wartsila OYJ, Class B	15,470
		TOTAL	21,022,365
		Information Technology—9.7%
73,658		Acer Sertek, Inc.	61,086

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
899		Advanced Energy Industries, Inc.	$ 83,679
43	[1]	Adyen BV	60,972
209	[1]	Alarm.com Holdings, Inc.	10,624
3,410		Amkor Technology, Inc.	87,842
729	[1]	AppFolio, Inc.	96,272
28,902		Apple, Inc.	4,260,444
29,000		ASE Industrial Holding Co. Ltd.	100,121
1,757		ASML Holding N.V.	1,079,318
8,783		Asustek Computer, Inc.	79,741
670		Automatic Data Processing, Inc.	147,279
17,680	[1]	AvePoint, Inc.	88,400
8,352	[1]	AvidXchange Holdings, Inc.	83,102
10,700		Azbil Corp.	277,582
4,161		Bechtle AG	175,795
4,298	[1]	Black Knight, Inc.	256,161
1,277	[1]	Blackline, Inc.	87,296
6,500		BYD Electronic International Co. Ltd.	18,912
603		Cass Information Systems, Inc.	29,155
1,895	[1]	CGI, Inc., Class A	169,904
2,902	[1]	Cirrus Logic, Inc.	298,181
1,943		Cognizant Technology Solutions Corp.	121,690
90,537		Compal Electronics, Inc.	71,632
70		Concentrix Corp.	9,579
1,022		CSG Systems International, Inc.	57,436
3,497	[1]	Datadog, Inc.	267,590
1,000		Delta Electronics, Inc.	9,356
846	[1]	Digitalocean Holdings, Inc.	27,055
16,210	[1]	Dropbox, Inc.	330,684
394	[1]	DXC Technology Co.	10,930
655		Elm Co.	66,125
70	[1]	EngageSmart, Inc.	1,473
690	[1]	Fabrinet	84,090
7,834	[1]	Fortinet, Inc.	465,653
2,652	[1]	Gartner, Inc., Class A	869,352
116,000	[1]	GCL Poly Energy Holdings Ltd.	29,837
16,924	[1]	Globalfoundries, Inc.	1,105,814
3,709	[1]	GoDaddy, Inc.	280,808
331		HCL Technologies Ltd.	4,341
25,445		Hewlett Packard Enterprise Co.	397,197
28,367		Hon Hai Precision Industry Co. Ltd.	94,045
7,657		Infineon Technologies AG	271,405
13,308		Infosys Ltd.	239,631
588	[1]	Insight Enterprises, Inc.	78,745
1	[1]	Instructure Holdings, Inc.	26
11,900		Itochu Techno-Solutions Corp.	264,300
5,700		Ja Solar Technology Co. Ltd.	50,179
150		Jabil, Inc.	12,455
433	[1]	Knowles Corp.	7,352
13,419	[1]	Lattice Semiconductor Corp.	1,140,078

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
76,000		Lenovo Group Ltd.	$ 68,127
5,976		LG Display Co. Ltd.	68,857
307		LG Innotek Co. Ltd.	64,020
33,145		Lite-On Technology Corp.	75,624
329		Logitech International SA	17,947
1,293		LTIMindtree Ltd.	73,515
14,204		Marvell Technology, Inc.	641,311
4,100		Mastercard, Inc.	1,456,689
1,035		Maximus, Inc.	84,953
786	[1]	MaxLinear, Inc.	26,889
3,197		MediaTek, Inc.	75,246
1,748	[1]	MeridianLink, Inc.	27,549
238		Methode Electronics, Inc., Class A	11,598
14,319		Microsoft Corp.	3,571,445
15,000		Micro-Star International Co.	67,054
2,463		Mphasis Ltd.	61,048
4,400		Ninestar Corp.	34,191
18,224		Nokia Oyj	84,203
1,200		Nomura Research Institute Ltd.	26,796
48	[1]	Nutanix, Inc.	1,356
14,465	[1]	ON Semiconductor Corp.	1,119,736
4,969		Open Text Corp.	171,047
3,291	[1]	Pagerduty, Inc.	98,269
13,000		Prime View International Co. Ltd.	82,333
1,722		Progress Software Corp.	98,912
398	[1]	Qualys, Inc.	47,024
31,000		Quanta Computer, Inc.	81,161
42,700		Ricoh Co. Ltd.	331,765
10,057		Sage Group Plc/The	90,484
32		Samsung Electro-Mechanics Co.	3,472
17,399		Samsung Electronics Co. Ltd.	794,500
90		Samsung SDI Co. Ltd.	47,213
387		Samsung SDS Co. Ltd.	36,586
118	[1]	Sanmina Corp.	7,134
2,364		SAP SE	268,696
109	[1]	ScanSource, Inc.	3,399
2,769	[1]	Semtech Corp.	85,313
2,454		SK Hynix, Inc.	165,044
4,745	[1]	SMART Global Holdings, Inc.	79,242
1	[1]	SPS Commerce, Inc.	151
8,533		STMicroelectronics N.V.	408,978
1,600		Sumco Corp.	22,173
23,700		Sumisho Computer Systems Corp.	344,602
893	[1]	Super Micro Computer, Inc.	87,487
33,655		Synnex Technology International Corp.	68,778
240	[1]	Synopsys, Inc.	87,302
82,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,361,423
3,941		Tata Consultancy Services Ltd.	158,540
815		Tata Elxsi Ltd.	60,099

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
7,800		Tcl Zhonghuan Renewable Energy Technology Co. Ltd.	$ 49,040
6,268		Tech Mahindra Ltd.	83,247
35,342		Telefonaktiebolaget LM Ericsson	195,577
53	[1]	Tenable Holdings, Inc.	2,344
7,251	[1]	Toast, Inc.	137,189
3,957		Trina Solar Co. Ltd.	35,155
671	[1]	Ultra Clean Holdings, Inc.	21,378
17,000		Unimicron Technology Corp.	70,514
74,568		United Microelectronics Corp.	122,388
7,279		Visa, Inc., Class A	1,600,943
4,158		Vishay Intertechnology, Inc.	88,274
8,598		Vontier Corp.	225,010
1		Wipro Ltd.	5
1,918		Wisetech Global Ltd.	80,922
1	[1]	Yext, Inc.	7
4,500		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	44,424
23,200		ZTE Corp.	68,849
669	[1]	Zuora, Inc.	5,666
		TOTAL	29,500,937
		Materials—3.4%
2,301		AdvanSix, Inc.	94,686
134		Alpha Metallurgical Resources, Inc.	22,477
44,236	[2]	Alrosa AO	0
42,000		Aluminum Corp. of China Ltd.	21,392
2		American Vanguard Corp.	42
14,099		ArcelorMittal SA	423,065
40,000		Asahi Kasei Corp.	279,006
3,756		Ashland, Inc.	382,286
246		Asian Paints (India) Ltd.	8,425
17,660		BHP Steel Ltd.	227,133
3,156		CF Industries Holdings, Inc.	271,069
3,401	[2]	Cherepovets MK Severstal	0
21,877		China Hongqiao Group Ltd.	23,373
6,000		China Steel Corp.	6,184
7,414	[1]	Clariant AG	119,689
272	[1]	Clearwater Paper Corp.	10,496
96,000		CMOC Group Ltd.	53,910
189		Commercial Metals Corp.	9,781
11,939		Companhia Vale Do Rio Doce	194,565
3,952	[1]	Constellium SE	63,192
3,280		Corteva, Inc.	204,311
2,549		CRH Plc	119,763
2,088		Dow, Inc.	119,434
5,764		Eagle Materials, Inc.	808,804
1		Eregli Demir Ve Celik Fabrikalari T.A.S.	2
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
22,000		Formosa Plastic Corp.	65,465
49		Givaudan SA	147,715
62,230		Glencore Plc	369,805

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
1,147		Greif, Inc.	$ 94,375
328		Greif, Inc., Class A	23,304
1,531		Hawkins, Inc.	62,266
5,204		HeidelbergCement AG	358,461
948		Hyundai Steel Co.	25,011
6,686		Independence Group NL	59,269
17,000		Jiangxi Copper Co. Ltd.	26,904
1,167		Johnson Matthey Plc	30,607
1,807		KGHM Polska Miedz SA	51,599
541		Korea Kumho Petrochemical Co. Ltd.	64,188
70		L.G. Chemical Ltd.	35,867
4,210		Linde Plc	1,466,638
5,071		LyondellBasell Industries N.V.	486,765
38,000		Nan Ya Plastics Corp.	94,305
362	[2]	Norilsk Nickel	0
4,534		Norsk Hydro ASA	32,965
23,929	[2]	Novolipetski Metallurgicheski Komb OAO	0
6,773		Nutrien Ltd.	527,743
5,279		Oci NV	175,288
5,500		Oji Holdings Corp.	22,337
4,703		Olin Corp.	271,598
31,789		Orbia Advance Corp. SAB de CV	66,040
35,000		Petronas Chemicals BHD	55,922
16,331	[1]	Pilbara Minerals Ltd.	45,627
4	[2]	Polymetal International Plc	0
274	[2]	Polyus PJSC	0
452		POSCO Holdings, Inc.	108,358
4,315	[1]	Queen’s Road Capital Investment Ltd.	2,214
575	[1]	Resolute Forest Products	12,604
5,061		Rio Tinto Plc	346,972
66,277	[2]	Rusal	0
2,531		Ryerson Holding Corp.	90,939
1,920		Saudi Arabian Fertilizers Co.	68,296
834		Smurfit Kappa Group Plc	31,129
250		Solvay S.A.	28,602
234,069		South32 Ltd.	683,793
2,609		SRF Ltd.	68,340
1,862		Stora Enso Oyj, Class R	26,330
39,600		Sumitomo Chemical Co. Ltd.	139,373
10,618		SunCoke Energy, Inc.	100,977
876		Sylvamo Corp.	43,213
815	[1]	TimkenSteel Corp.	14,906
734		Trinseo Plc	17,014
3,256		Trox Holdings Plc	50,794
708		Umicore SA	23,594
1,805		UPM - Kymmene Oyj	65,469
392		Va Stahl Ag	14,478
2,362		Valhi, Inc.	55,956
560		Yara International ASA	26,613

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
29,054		Zijin Mining Group Co. Ltd.	$ 44,253
		TOTAL	10,187,366
		Real Estate—1.8%
2,986		American Tower Corp.	591,258
7,005		Armada Hoffler Properties, Inc.	89,804
18,522		Aroundtown SA	48,023
14,755		Brandywine Realty Trust	86,907
10,493		British Land Co. Plc/The	56,275
21,000		C&D International Investment Group Ltd.	67,628
285,000	[2]	China Evergrande Group	24,339
28,100		China Merchants Shekou Industrial Zone Holdings Co. Ltd.	59,978
5	[1]	Compass, Inc.	18
2,831		Crown Castle, Inc.	370,153
4,980	[1]	Cushman & Wakefield Plc	64,441
12,100		Daiwa House Industry Co. Ltd.	279,288
3,062		DigitalBridge Group, Inc.	37,571
1		DLF Ltd.	4
1,113		Equinix, Inc.	766,045
6,411		Farmland Partners, Inc.	68,726
16		FirstService Corp.	2,193
5,084	[1]	Forestar Group, Inc.	72,549
1,349		Global Medical REIT, Inc.	13,571
3,957	[1]	Godrej Properties Ltd.	52,858
17,356		Goodman Group	231,374
42,911		Greentown China Holdings Ltd.	58,605
1,100		Independence Realty Trust	19,899
2,145		Klepierre SA	53,601
217,200		Land & Houses Public Co. Ltd.	60,227
1,010		LEG Immobilien SE	73,415
3,900		Mitsubishi Estate Co. Ltd.	48,482
120,000		New World Development Co. Ltd.	326,240
6,762		Newmark Group, Inc.	54,231
7,199	[1]	Orion Office REIT, Inc.	61,623
1		Paramount Group, Inc.	5
9,218		Piedmont Office Realty Trust, Inc.	84,345
19,000		Poly Real Estate Group Co. Ltd.	41,279
5,338		ProLogis, Inc.	658,709
43,500		Ruentex Development Co. Ltd.	63,167
54,500		Sun Hung Kai Properties Ltd.	744,106
17,000	[2]	Sunac China Holdings	8,001
3,881		UMH Properties, Inc.	66,016
546		Warehouses De Pauw SCA	16,686
45,000		Yuexiu Property Co. Ltd.	66,253
		TOTAL	5,487,893
		Utilities—1.2%
1	[1]	Adani Power Ltd.	2
14,500		Beijing Enterprises Holdings Ltd.	47,466
20,000		China Power International Development Ltd.	7,924
5,754		Companhia de Saneamento Basico do Estado de Sao Paulo	56,876

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
1,780		CPFL Energia SA	$ 10,298
6,558		E.On AG	71,671
973		EDP Renovaveis SA	19,976
112		Elia System Operator SA/NV	14,746
9,389		Energias de Portugal SA	47,429
16,486		Engie	240,575
6,403		Engie Brasil Energia SA	48,040
1,117		Entergy Corp.	114,906
1,502		Fortum Oyj	22,862
44,000	[3]	HK Electric Investments Ltd.	28,134
126,000		Huaneng Power International, Inc.	61,946
6,009		Hydro One Ltd.	155,939
7,085		Iberdrola SA	81,302
187		Korea Electric Power Corp.	2,550
4,362		Meridian Energy Ltd.	14,308
2,340		Mighty River Power Ltd.	9,061
11,281		Naturgy Energy Group SA	310,947
229		Oesterreichische Elektrizitaetswirtschafts AG	19,837
1,181,504	[2]	OJSC Inter Rao Ues	0
110		ONE Gas, Inc.	8,818
6,476		Origin Energy Ltd.	34,877
1,253		Otter Tail Corp.	88,825
4,658		Pinnacle West Capital Corp.	343,201
1,838		PNM Resources, Inc.	90,062
1,780		Portland General Electric Co.	85,084
4,164		RWE AG	176,994
353		SSE Plc	7,407
16,692		Terna SpA	125,445
4,100		Tokyo Gas Co. Ltd.	79,134
19,636		United Utilities Group Plc	240,179
276		Unitil Corp.	14,992
10,683		WEC Energy Group, Inc.	947,155
		TOTAL	3,628,968
		TOTAL COMMON STOCKS (IDENTIFIED COST $155,609,418)	172,677,234
		FOREIGN GOVERNMENTS/AGENCIES—9.0%
		Sovereign—9.0%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	226,197
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	247,708
EUR 390,000		Belgium, Government of, Series 68, 2.250%, 6/22/2023	411,618
180,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	180,676
400,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	351,441
300,000		Bundesrepublik Deutschland, Unsecd. Note, 2.100%, 11/15/2029	306,585
350,000		Buoni Poliennali del Tes, Sr. Unsecd. Note, 5.000%, 8/1/2039	386,891
CAD 350,000		Canada, Government of, 5.750%, 6/1/2033	309,082
480,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	398,754
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	133,954
460,000		Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	324,940
EUR 606,000		France, Government of, 0.500%, 5/25/2025	604,685

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
EUR 400,000	France, Government of, 5.750%, 10/25/2032	$ 516,179
150,000	France, Government of, Bond, 4.500%, 4/25/2041	181,187
850,000	France, Government of, O.A.T., 5.500%, 4/25/2029	1,022,214
300,000	France, Government of, Unsecd. Note, 1.000%, 5/25/2027	292,088
450,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	371,738
200,000	France, Government of, Unsecd. Note, 1.750%, 5/25/2066	137,078
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	254,521
1,000,000	Germany, Government of, 0.250%, 2/15/2027	958,504
500,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	636,775
300,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	406,134
500,000	Germany, Government of, Unsecd. Note, 0.500%, 2/15/2025	503,264
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	707,821
480,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	409,994
800,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	880,455
825,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	815,494
208,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	178,968
JPY 80,000,000	JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	437,560
122,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	997,281
190,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,531,247
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,434,767
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	655,505
155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,232,930
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	584,268
60,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	474,236
$ 30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	32,026
MXN 15,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	722,343
EUR 370,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	376,571
60,000	Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	62,134
80,000	Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	93,814
250,000	Spain, Government of, 4.200%, 1/31/2037	274,566
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	590,641
640,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	612,552
780,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	818,277
100,000	Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	89,312
GBP 700,000	United Kingdom, Government of, 2.750%, 9/7/2024	826,458
530,000	United Kingdom, Government of, 3.250%, 1/22/2044	555,386
800,000	United Kingdom, Government of, 4.250%, 12/7/2027	983,924
270,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	334,035
480,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	517,215
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	428,717
380,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	476,417
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $31,449,338)	27,297,127
	CORPORATE BONDS—6.3%
	Capital Goods - Aerospace & Defense—0.4%
$ 350,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	345,227
145,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	139,327
300,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	234,072
215,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	206,870

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$ 90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	$ 87,005
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.598% (3-month USLIBOR +1.735%), 2/15/2042	70,650
		TOTAL	1,083,151
		Capital Goods - Building Materials—0.0%
125,000		Allegion Plc, Sr. Unsecd. Note, 3.500%, 10/1/2029	109,148
		Capital Goods - Construction Machinery—0.2%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	242,089
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	196,659
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	186,067
		TOTAL	624,815
		Capital Goods - Diversified Manufacturing—0.0%
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	64,014
		Communications - Cable & Satellite—0.0%
30,000		Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	28,037
		Communications - Media & Entertainment—0.0%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	19,512
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	70,118
		TOTAL	89,630
		Communications - Telecom Wireless—0.2%
330,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	325,169
80,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	62,763
300,000		T-Mobile USA, Inc., Sec. Fac. Bond, 3.400%, 10/15/2052	204,351
		TOTAL	592,283
		Communications - Telecom Wirelines—0.1%
364,000		AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	246,868
		Consumer Cyclical - Automotive—0.1%
70,000		General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	66,239
235,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	187,233
		TOTAL	253,472
		Consumer Cyclical - Retailers—0.4%
600,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	530,498
225,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	209,204
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	287,232
52,564		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	51,514
		TOTAL	1,078,448
		Consumer Cyclical - Services—0.1%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	198,773
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	124,177
		TOTAL	322,950
		Consumer Non-Cyclical - Food/Beverage—0.0%
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	116,608
		Consumer Non-Cyclical - Health Care—0.2%
210,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	181,637
105,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 6.377%, 11/22/2052	113,463
400,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	346,033
		TOTAL	641,133
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	85,980

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Products—0.1%
$ 220,000		Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	$ 177,596
		Consumer Non-Cyclical - Tobacco—0.4%
EUR 520,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	505,467
$ 450,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	455,584
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	171,948
		TOTAL	1,132,999
		Energy - Integrated—0.1%
340,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	326,541
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	37,484
		TOTAL	364,025
		Energy - Midstream—0.3%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	109,257
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	315,521
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	76,377
190,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	191,184
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	61,001
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	238,936
		TOTAL	992,276
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	208,317
		Financial Institution - Banking—0.8%
500,000		Bank of America Corp., Sr. Unsecd. Note, 5.015%, 7/22/2033	481,285
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	92,363
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	292,411
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	94,494
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	261,029
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	239,097
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	242,429
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	246,967
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2071	100,500
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	49,854
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	53,323
13,485	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	5,664
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	232,725
		TOTAL	2,392,141
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance Plc, Sr. Unsecd. Note, 3.750%, 1/15/2026	135,263
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	68,267
		TOTAL	203,530
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	219,146
		Financial Institution - Insurance - Life—0.0%
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,616
105,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	74,449
		TOTAL	88,065
		Financial Institution - Insurance - P&C—0.0%
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	58,716
		Financial Institution - REIT - Apartment—0.1%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	293,357

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	$ 128,820
	TOTAL	422,177
	Financial Institution - REIT - Healthcare—0.1%
500,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	399,850
	Financial Institution - REIT - Other—0.1%
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	158,029
	Financial Institution - REITs—0.0%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	60,202
	Food Products—0.0%
INR 73,689	Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	866
	Foreign-Local-Government—0.0%
$ 50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	52,588
	Municipal Services—0.0%
100,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	97,108
	Sovereign—0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	232,529
	Technology—0.7%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	31,404
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	222,277
320,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	324,048
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	270,500
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	295,589
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	360,922
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	520,743
	TOTAL	2,025,483
	Technology Services—0.1%
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	214,308
	Transportation - Airlines—0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	139,488
	Transportation - Railroads—0.1%
240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	181,992
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	60,048
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	156,425
	TOTAL	216,473
	Utility - Electric—1.0%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	99,242
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	163,060
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	151,671
400,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 2.250%, 8/15/2031	316,581
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	263,223
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	149,623
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	382,122
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	283,005
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	153,253
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	132,623
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	156,228
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	383,805
300,000	Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 4.950%, 9/15/2052	287,481

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	$ 131,611
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	104,084
	TOTAL	3,157,612
	Utility - Natural Gas—0.2%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	493,274
230,000	ONE Gas, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2032	217,704
	TOTAL	710,978
	TOTAL CORPORATE BONDS (IDENTIFIED COST $21,195,048)	19,243,031
	U.S. TREASURIES—3.9%
	U.S. Treasury Bond—0.9%
1,600,000	United States Treasury Bond, 1.875%, 11/15/2051	1,041,534
910,000	United States Treasury Bond, 2.250%, 2/15/2052	649,585
510,000	United States Treasury Bond, 2.375%, 5/15/2051	374,698
225,000	United States Treasury Bond, 2.875%, 5/15/2052	184,330
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,501
25,000	United States Treasury Bond, 3.250%, 5/15/2042	22,088
535,000	United States Treasury Bond, 4.000%, 11/15/2052	544,362
	TOTAL	2,819,098
	U.S. Treasury Note—3.0%
1,000,000	United States Treasury Note, 0.375%, 10/31/2023	969,278
400,000	United States Treasury Note, 0.500%, 11/30/2023	386,550
200,000	United States Treasury Note, 0.750%, 8/31/2026	176,440
2,400,000	United States Treasury Note, 1.125%, 10/31/2026	2,136,988
700,000	United States Treasury Note, 1.250%, 12/31/2026	623,882
1,300,000	United States Treasury Note, 1.375%, 10/31/2028	1,119,105
1,495,000	United States Treasury Note, 1.875%, 2/15/2032	1,266,349
300,000	United States Treasury Note, 2.375%, 3/31/2029	271,830
300,000	United States Treasury Note, 2.625%, 7/31/2029	275,047
100,000	United States Treasury Note, 2.750%, 5/31/2029	92,483
525,000	United States Treasury Note, 3.250%, 6/30/2029	499,549
170,000	United States Treasury Note, 3.500%, 1/31/2028	164,767
200,000	United States Treasury Note, 3.500%, 2/15/2033	193,359
300,000	United States Treasury Note, 3.875%, 11/30/2029	296,106
300,000	United States Treasury Note, 4.000%, 2/28/2030	298,875
100,000	United States Treasury Note, 4.125%, 11/15/2032	101,589
200,000	United States Treasury Note, 4.500%, 11/30/2024	198,518
	TOTAL	9,070,715
	TOTAL U.S. TREASURIES (IDENTIFIED COST $13,472,673)	11,889,813
	ASSET-BACKED SECURITIES—0.9%
	Auto Receivables—0.4%
37,646	Santander Drive Auto Receivables Trust 2020-2, Class C, 1.460%, 9/15/2025	37,587
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	294,621
500,000	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	485,016
285,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	259,361
	TOTAL	1,076,585
	Credit Card—0.1%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	441,938

Shares, Principal Amount or Contracts		Value
	ASSET-BACKED SECURITIES—continued
	Equipment Lease—0.2%
$ 68,723	CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	$ 67,784
173,450	HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	172,876
550,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	514,365
	TOTAL	755,025
	Other—0.1%
300,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	287,377
	Student Loans—0.1%
78,083	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	67,686
250,673	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	217,829
	TOTAL	285,515
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,042,664)	2,846,440
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
	Agency Commercial Mortgage-Backed Securities—0.2%
54,253	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	52,476
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	464,813
	TOTAL	517,289
	Commercial Mortgage—0.1%
200,000	BMO Mortgage Trust 2023-C4, Class A5, 5.117%, 2/15/2056	199,697
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	274,080
	TOTAL	473,777
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,085,311)	991,066
	GOVERNMENT AGENCIES—0.3%
	Federal Home Loan Bank System—0.1%
200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	182,985
	Federal National Mortgage Association—0.2%
635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	581,463
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,940)	764,448
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
	Commercial Mortgage—0.1%
255,000	Bank, Class A4, 3.488%, 11/15/2050	235,175
	Non-Agency Mortgage-Backed Securities—0.1%
349,317	GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	304,861
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $576,808)	540,036
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
580	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	595
475	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	495
746	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	764
352	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	361
602	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	618
1,017	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,054
	TOTAL	3,887
	Federal National Mortgage Association—0.0%
540	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	548
2,205	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	2,236
1,553	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,592

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 343		Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	$ 342
70		Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	71
102		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	105
764		Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	785
2,483		Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	2,538
1,050		Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	1,072
563		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	572
2,050		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	2,040
		TOTAL	11,901
		Government National Mortgage Association—0.0%
2,487		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,554
1,524		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,576
3,892		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,013
5,163		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	5,335
863		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	886
24		Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	24
164		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	168
66		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	67
1,175		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,199
1,068		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	1,085
4		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	4
539		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	548
557		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	563
		TOTAL	18,022
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $33,269)	33,810
		PURCHASED CALL OPTIONS—0.0%
100,000		Bank of New York EUR CALL/USD PUT, Notional Amount $5,052,000, Exercise Price $1.1090, Expiration Date 7/13/2023	463
100,000		JPM AUD CALL/USD PUT, Notional Amount $14,255,000, Exercise Price $.7185, Expiration Date 7/13/2023	715
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $3,809)	1,178
		PURCHASED PUT OPTIONS—0.0%
100,000		JPM USD PUT/CAD CALL, Notional Amount $14,255,000, Exercise Price $1.3225, Expiration Date 7/14/2023	595
1,700,000		Morgan Stanley EUR PUT/AUD CALL, Notional Amount $163,523,000, Exercise Price $1.5242, Expiration Date 4/10/2023	3,587
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $18,869)	4,182
		INVESTMENT COMPANIES—21.8%
2,221		Bank Loan Core Fund	19,540
3,954,851		Emerging Markets Core Fund	31,520,165
9,656,878		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[5]	9,656,878
371,871	[6]	High Yield Bond Core Fund	1,970,918
2,191,671		Mortgage Core Fund	18,344,289
510,113		Project and Trade Finance Core Fund	4,463,487
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $69,456,065)	65,975,277
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $296,778,212)	302,263,642
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	824,008
		TOTAL NET ASSETS—100%	$303,087,650

At February 28, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Future Long Futures	30	$4,217,366	March 2023	$(46,437)
United States Treasury Notes 2-Year Long Futures	16	$3,259,625	June 2023	$(7,783)
United States Treasury Notes 5-Year Long Futures	34	$3,639,859	June 2023	$(4,589)
United States Treasury Notes 10-Year Long Futures	84	$9,379,125	June 2023	$19,060
United States Treasury Notes 10-Year Ultra Long Futures	32	$3,750,000	June 2023	$(3,898)
United States Treasury Ultra Bond Long Futures	1	$125,219	June 2023	$(1)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(43,648)
The average notional value of long and short futures contracts held by the Fund throughout the period was $11,908,103 and $2,137,023, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/10/2023	Morgan Stanley Capital	241,505	CAD	$180,000	$(2,942)
4/10/2023	BNP Paribas SA	1,600,000	CNY	$239,423	$(8,236)
4/10/2023	Morgan Stanley Capital	5,000,000,000	IDR	$320,242	$7,204
4/10/2023	Bank Of New York	153,284,040	JPY	$1,200,000	$(68,008)
4/10/2023	State Street Bank & Trust Co.	173,177,330	JPY	$1,370,000	$(91,098)
4/11/2023	UBS AG	1,600,000	BRL	$15,063	$859
4/11/2023	Bank Of America, N.A.	2,450,181	CAD	1,700,000 EUR	$(39,608)
4/11/2023	JPMorgan Chase Bank, N.A.	550,000	EUR	11,490,061 MXN	$(17,183)
4/11/2023	Bank Of America, N.A.	1,700,000	EUR	2,454,571 CAD	$(20,980)
4/11/2023	Morgan Stanley Capital	500,000	GBP	6,146,341 NOK	$(15,584)
4/11/2023	Morgan Stanley Capital	500,000	GBP	6,228,977 NOK	$(134)
4/11/2023	Morgan Stanley Capital	500,000	GBP	11,261,487 MXN	$(3,459)
4/11/2023	BNP Paribas SA	4,600,000,000	IDR	$304,545	$(3,304)
4/11/2023	State Street Bank & Trust Co.	61,727,552	JPY	400,000 GBP	$(26,762)
4/11/2023	JPMorgan Chase Bank, N.A.	64,115,105	JPY	$500,000	$(26,447)
4/11/2023	Morgan Stanley Capital	162,639,951	JPY	22,600,000 MXN	$(4,065)
4/11/2023	Morgan Stanley Capital	81,349,860	JPY	$600,000	$849
4/11/2023	Bank Of America, N.A.	81,113,350	JPY	500,000 GBP	$4,451
4/11/2023	Morgan Stanley Capital	11,475,660	MXN	550,000 EUR	$12,184
4/11/2023	JPMorgan Chase Bank, N.A.	11,809,457	MXN	500,000 GBP	$11,903
4/11/2023	Morgan Stanley Capital	22,600,000	MXN	165,301,801 JPY	$(1,795)
4/11/2023	Citibank N.A.	12,228,071	NOK	1,000,000 GBP	$(59,200)
4/11/2023	Morgan Stanley Capital	1,323,212	PLN	$300,000	$(3,380)
4/17/2023	BNP Paribas SA	239,700,000	COP	$50,120	$(1,243)
4/17/2023	Bank Of America, N.A.	15,940,000	COP	$3,194	$56
4/17/2023	Citibank N.A.	516,176	THB	$15,000	$(329)
5/9/2023	UBS AG	79,500	BRL	$15,001	$(62)
5/16/2023	Citibank N.A.	27,840	EUR	$30,000	$(425)
5/16/2023	BNP Paribas SA	30,000	EUR	$31,916	$(47)
5/16/2023	Citibank N.A.	3,922,971	JPY	$30,000	$(877)
5/16/2023	Citibank N.A.	47,163	NZD	$30,000	$(840)
8/31/2023	Morgan Stanley Capital	65,649	AUD	$44,449	$(1)
8/31/2023	Morgan Stanley Capital	43,688	AUD	$29,588	$(9)
8/31/2023	Morgan Stanley Capital	137,982	CAD	$101,561	$(129)
8/31/2023	Morgan Stanley Capital	91,556	CAD	$67,569	$(265)
8/31/2023	State Street Bank & Trust Co.	28,661	CHF	$31,233	$(205)
8/31/2023	Morgan Stanley Capital	43,198	CHF	$46,891	$(125)
8/31/2023	State Street Bank & Trust Co.	270,390	EUR	$288,044	$827
8/31/2023	State Street Bank & Trust Co.	178,768	EUR	$191,810	$(824)
8/31/2023	State Street Bank & Trust Co.	81,624	GBP	$97,892	$662
8/31/2023	Morgan Stanley Capital	53,608	GBP	$65,181	$(454)
8/31/2023	JPMorgan Chase Bank, N.A.	16,929,190	JPY	$127,651	$110
8/31/2023	State Street Bank & Trust Co.	11,320,056	JPY	$85,022	$408
8/31/2023	Morgan Stanley Capital	1,560,159	MXN	$81,693	$691
8/31/2023	Morgan Stanley Capital	1,033,338	MXN	$54,450	$116

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
4/10/2023	HSBC Bank USA	12,433,754	MXN	$650,000	$(24,577)
4/11/2023	Bank Of America, N.A.	2,450,181	CAD	1,700,000 EUR	$33,605
4/11/2023	Bank Of America, N.A.	1,700,000	EUR	2,454,571 CAD	$23,765
4/11/2023	JPMorgan Chase Bank, N.A.	500,000	EUR	$543,309	$13,205
4/11/2023	JPMorgan Chase Bank, N.A.	550,000	EUR	11,490,061 MXN	$(22,961)
4/11/2023	Morgan Stanley Capital	500,000	GBP	11,261,487 MXN	$(5,535)
4/11/2023	Morgan Stanley Capital	500,000	GBP	6,146,341 NOK	$24,366
4/11/2023	Morgan Stanley Capital	500,000	GBP	6,228,977 NOK	$942
4/11/2023	State Street Bank & Trust Co.	61,727,552	JPY	400,000 GBP	$1,187
4/11/2023	Bank Of America, N.A.	81,113,350	JPY	500,000 GBP	$(7,215)
4/11/2023	Morgan Stanley Capital	162,639,951	JPY	22,600,000 MXN	$(20,578)
4/11/2023	Morgan Stanley Capital	11,475,660	MXN	550,000 EUR	$27,179
4/11/2023	JPMorgan Chase Bank, N.A.	11,809,457	MXN	500,000 GBP	$26,815
4/11/2023	Morgan Stanley Capital	22,600,000	MXN	165,301,801 JPY	$6,777
4/11/2023	Citibank N.A.	12,228,071	NOK	1,000,000 GBP	$35,401
4/11/2023	Morgan Stanley Capital	1,342,031	PLN	$300,839	$(839)
4/11/2023	Morgan Stanley Capital	650,000	USD	12,079,400 MXN	$(5,226)
4/17/2023	BNP Paribas SA	239,700,000	COP	$51,777	$2,899
4/17/2023	Bank Of America, N.A.	15,940,000	COP	$3,312	$62
5/9/2023	UBS AG	79,500	BRL	$15,141	$140
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(248,288)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $425,437 and $467,246, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
JP Morgan	USD CALL/CAD PUT	(100,000)	$100,000	July 2023	$1.36	$(1,817)
Put Options:
Bank of New York	EUR PUT /USD CALL	(100,000)	$100,000	July 2023	$1.07	$(2,183)
JP Morgan	AUD PUT/USD CALL	(100,000)	$100,000	July 2023	$0.68	$(3,093)
(Premium Received $5,239)						$(7,093)
The average market value of written put and call options held by the Fund throughout the period was $2,085 and $736, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $6,811 and $1,349, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2023	Shares Held as of 2/28/2023	Dividend Income
Bank Loan Core Fund	$268,458	$1,434	$(250,000)	$10,846	$(11,198)	$19,540	2,221	$1,434
Emerging Markets Core Fund	$27,453,367	$3,773,579	$—	$293,219	$—	$31,520,165	3,954,851	$573,579
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$23,474,696	$29,553,133	$(43,378,931)	$2,040	$5,940	$9,656,878	9,656,878	$153,435
High Yield Bond Core Fund	$2,499,290	$37,684	$(575,000)	$33,449	$(24,505)	$1,970,918	371,871	$37,684
Mortgage Core Fund	$21,894,355	$2,609,254	$(6,115,000)	$827,045	$(871,365)	$18,344,289	2,191,671	$170,354
Project and Trade Finance Core Fund	$4,320,769	$121,996	$—	$20,722	$—	$4,463,487	510,113	$121,995
TOTAL OF AFFILIATED TRANSACTIONS	$79,910,935	$36,097,080	$(50,318,931)	$1,187,321	$(901,128)	$65,975,277	16,687,605	$1,058,481

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2023, these restricted securities amounted to $102,427, which represented 0.0% of total net assets.

Additional information on restricted securities held at February 28, 2023, is as follows:
Security	Acquisition Date	Cost	Value
HK Electric Investments Ltd.	1/4/2023	$33,997,276	$28,134
XPEL, Inc.	8/1/2022	$155,653,244	$74,293

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$89,133,462	$—	$4,534	$89,137,996
International	12,397,873	71,109,025	32,340	83,539,238
Debt Securities:
Foreign Governments/Agencies	—	27,297,127	—	27,297,127
Corporate Bonds	—	19,237,367	5,664	19,243,031
U.S. Treasuries	—	11,889,813	—	11,889,813
Asset-Backed Securities	—	2,846,440	—	2,846,440
Commercial Mortgage-Backed Securities	—	991,066	—	991,066
Government Agencies	—	764,448	—	764,448
Collateralized Mortgage Obligations	—	540,036	—	540,036
Mortgage-Backed Securities	—	33,810	—	33,810
Purchased Call Options	—	1,178	—	1,178
Purchased Put Options	—	4,182	—	4,182
Investment Companies[1]	61,511,790	—	—	65,975,277
TOTAL SECURITIES	$163,043,125	$134,714,492	$42,538	$302,263,642
Other Financial Instruments:
Assets
Futures Contracts	$19,060	$—	$—	$19,060
Foreign Exchange Contracts	—	236,663	—	236,663
Liabilities
Futures Contracts	(62,708)	—	—	(62,708)
Foreign Exchange Contracts	—	(484,951)	—	(484,951)
Written Options Contracts	—	(7,093)	—	(7,093)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(43,648)	$(255,381)	$—	$(299,029)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,463,487 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statements of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EUR	—Euro Currency
GBP	—British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
THB	—Thailand Baht